Guarantees and commitments (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Dec. 31, 2014
Guarantees
Maturity less than 1 year	SFr 41,327	SFr 47,619
Maturity greater than 1 year	13,001	14,430
Total gross amount	54,328	62,049
Total net amount	53,323	60,936
Carrying value	991	1,067
Collateral received	13,543	19,839
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	2,689	2,488
Maturity greater than 1 year	1,285	1,583
Total gross amount	3,974	4,071
Total net amount	3,787	3,832
Carrying value	11	30
Collateral received	1,559	1,654
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	4,288	4,798
Maturity greater than 1 year	2,240	2,494
Total gross amount	6,528	7,292
Total net amount	5,715	6,425
Carrying value	47	40
Collateral received	2,964	3,155
Securities lending indemnifications
Guarantees
Maturity less than 1 year	5,965	12,257
Maturity greater than 1 year	0	0
Total gross amount	5,965	12,257
Total net amount	5,965	12,257
Carrying value	0	0
Collateral received	5,965	12,257
Derivatives
Guarantees
Maturity less than 1 year	24,682	24,599
Maturity greater than 1 year	7,883	8,953
Total gross amount	32,565	33,552
Total net amount	32,565	33,552
Carrying value	890	954
Other guarantees
Guarantees
Maturity less than 1 year	3,703	3,477
Maturity greater than 1 year	1,593	1,400
Total gross amount	5,296	4,877
Total net amount	5,291	4,870
Carrying value	43	43
Collateral received	SFr 3,055	SFr 2,773